SHARE CAPITAL AND RESERVES (Details - Black-Scholes option pricing model) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.00%	4.00%
Expected volatility	180.00%	226.00%
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 0.03
Exercise price	$ 0.04
Expected life	10 years
Risk-free interest rate	3.33%
Expected volatility	145.56%
Expected annual dividend yield	0.00%